Significant Accounting Policies Accounting Policies - Warranties (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Company's accrual for product warranty claims
Balance at January 1	$ 26,755	$ 22,710	$ 22,071
Charges to expense	37,879	33,265	28,590
Settlements	(36,911)	(29,220)	(27,951)
Balance at December 31	$ 27,723	$ 26,755	$ 22,710